UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22409

Tortoise MLP Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2011

Item 1. Schedule of Investments.

Tortoise MLP Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2011
Master Limited Partnerships and Related Companies - 137.9% (1)	Shares	Fair Value
Natural Gas/Natural Gas Liquids Pipelines - 81.9% (1)
United States - 81.9% (1)
Boardwalk Pipeline Partners, LP	3,793,900	$95,226,890
El Paso Pipeline Partners, L.P.	3,483,900	128,172,681
Energy Transfer Partners, L.P.	2,804,700	126,379,782
Enterprise Products Partners L.P.	2,782,662	117,289,203
Niska Gas Storage Partners LLC	1,058,000	13,415,440
ONEOK Partners, L.P.	1,621,500	70,470,390
PAA Natural Gas Storage, L.P.	934,361	16,902,591
Regency Energy Partners LP	4,650,608	111,056,519
Spectra Energy Partners, LP	1,922,900	55,860,245
TC PipeLines, LP	735,400	32,063,440
Williams Partners L.P.	2,404,900	130,297,482
		897,134,663

Natural Gas Gathering/Processing - 26.1% (1)
United States - 26.1% (1)
Chesapeake Midstream Partners, L.P.	570,200	15,891,474
Copano Energy, L.L.C.	1,689,791	54,783,024
Crestwood Midstream Partners LP	1,200	30,672
Crestwood Midstream Partners LP (2)(3)	1,389,135	34,394,983
DCP Midstream Partners, LP	1,348,700	52,289,099
MarkWest Energy Partners, L.P.	1,146,700	55,098,935
Targa Resources Partners LP	1,705,200	58,488,360
Western Gas Partners LP	392,235	14,245,975
		285,222,522
Crude/Refined Products Pipelines - 25.0% (1)
United States - 25.0% (1)
Buckeye Partners, L.P.	859,900	54,156,502
Enbridge Energy Partners, L.P.	1,660,100	47,312,850
Holly Energy Partners, L.P.	735,300	37,279,710
Kinder Morgan Management, LLC (3)	779,274	47,146,098
Magellan Midstream Partners, L.P.	199,500	11,964,015
NuStar Energy L.P.	680,100	40,261,920
Oiltanking Partners LP	125,174	3,002,924
Plains All American Pipeline, L.P.	351,680	21,322,359
Sunoco Logistics Partners L.P.	109,500	9,389,625
Tesoro Logistics LP	103,800	2,429,958
		274,265,961
Propane Distribution - 4.9% (1)
United States - 4.9% (1)
Inergy, L.P.	1,891,200	53,634,432

Total Master Limited Partnerships and Related Companies (Cost $1,387,743,731)		1,510,257,578

Short-Term Investment - 0.3% (1)
United States Investment Company - 0.3% (1)
Fidelity Institutional Money Market Portfolio, 0.11% (4) (Cost $3,320,744)	3,320,744	3,320,744

Total Investments - 138.2% (1) (Cost $1,391,064,475)		1,513,578,322
Other Assets and Liabilities - (6.7%) (1)		(73,164,062)
Long-Term Debt Obligations - (23.3%) (1)		(255,000,000)
Mandatory Redeemable Preferred Stock at Liquidation Value - (8.2%) (1)		(90,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$1,095,414,260

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $34,394,983, which represents 3.1% of net assets.
(3) Security distributions are paid-in-kind.
(4) Rate indicated is the current yield as of August 31, 2011.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of August 31, 2011.  These assets are measured on a recurring basis.

	Fair Value at
Description	August 31, 2011	Level 1	Level 2	Level 3
Equity Securities:
Master Limited Partnerships and Related Companies(a)	$1,510,257,578	$1,475,862,595	$34,394,983	$-
Total Equity Securities	1,510,257,578	1,475,862,595	34,394,983	-
Other:
Short-Term Investments(b)	3,320,744	3,320,744	-	-
Total Other	3,320,744	3,320,744	-	-
Total	$1,513,578,322	$1,479,183,339	$34,394,983	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investments are sweep investments for cash balances in the Company at August 31, 2011.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security’s fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period from December 1, 2010 through August 31, 2011.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value, fair value per share and percent of net assets which the security comprises at August 31, 2011.

Investment Security		Number of Shares	Acquisition Date	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
Crestwood Midstream Partners LP	Unregistered Class C Units	1,389,135	4/1/11	$ 33,000,030	$ 34,394,983	$ 24.76	3.1%

The carrying value per unit of unrestricted common units of Crestwood Midstream Partners LP was $30.37 on February 18, 2011, the date of the purchase agreement and the date an enforceable right to acquire the restricted Crestwood Midstream Partners LP units was obtained by the Company.

As of August 31, 2011, the aggregate cost of securities for federal income tax purposes was $1,358,392,492.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $194,719,844, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $39,534,014 and the net unrealized appreciation was $155,185,830.

Item 2. Controls and Procedures.

(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise MLP Fund, Inc.

Date: October 26, 2011	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise MLP Fund, Inc.

Date: October 26, 2011	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise MLP Fund, Inc.

Date: October 26, 2011	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer